Areas of Significant Judgements and Estimation Uncertainty	12 Months Ended
Dec. 31, 2021
Judgements and Estimates [Abstract]
Areas of Significant Judgements and Estimation Uncertainty	AREAS OF SIGNIFICANT JUDGEMENT AND ESTIMATION UNCERTAINTY
In preparing these consolidated financial statements, management has made judgements, estimates and assumptions that affect the application of the Company’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from estimates and assumptions made as the estimation process is inherently uncertain. All estimates and assumptions are reviewed on an ongoing basis based on relevant facts and circumstances, and new reliable information or experience. Revisions to estimates are recognized in the period in which the estimates are revised and in any future periods affected. Information about critical judgements that management has made in the process of applying the Company's accounting policies that have the most significant effect on amounts recognized in these consolidated financial statements and the major sources of estimation uncertainty at December 31, 2021 that could result in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are as follows:
(a)Judgements
(i)Acquisitions
On the acquisition of a set of assets and liabilities, the acquiror must determine whether the set acquired includes the inputs and processes applied to those inputs necessary to constitute a business as defined in IFRS 3 – Business Combinations. If an acquired set of assets and liabilities includes goodwill, the set is presumed to be a business. Transactions accounted for as business combinations may result in goodwill or a bargain purchase gain and transaction costs are expensed. Transactions accounted for as asset acquisitions do not result in goodwill or a bargain purchase gain and transaction costs are capitalized as part of the assets acquired.
Based on an assessment of the relevant facts and circumstances, the Company concluded that the acquisitions of Premier on April 7, 2021 and Leagold on March 10, 2020 met the criteria for transactions accounted for as business combinations and that Equinox Gold was the acquirer. The Company's acquisition of an additional 10% interest in Greenstone on April 16, 2021 was determined to be an asset acquisition.
(ii)Investments
Management applies judgement in assessing whether the facts and circumstances pertaining to each investment result in the Company having control, joint control or significant influence over an investee.
The Company determined that its initial 50% interest in Greenstone, acquired in connection with the Premier Acquisition on April 7, 2021 represented joint control of Greenstone and that Greenstone was a joint operation due to provisions in the limited partnership agreement that require unanimous approval of the partners regarding the relevant activities of Greenstone, and the fact that the partnership is primarily designed for the provision of output to the partners, giving the partners rights to substantially all the economic benefits of the assets of Greenstone, and is dependent on the partners on a continuous basis to settle the liabilities of Greenstone. On April 16, 2021, upon acquisition of an incremental 10% interest in Greenstone, resulting in the Company's total interest in the project being 60%, the Company reassessed its conclusion on joint control and the classification of the joint arrangement and determined no changes were required as the acquisition of the additional interest did not change the contractual sharing of control.
4.    AREAS OF SIGNIFICANT JUDGEMENT AND ESTIMATION UNCERTAINTY (CONTINUED)
(a)Judgements (continued)
(ii)Investments (continued)
On April 28, 2021, upon sale of a portion of the Company's shareholdings in Solaris Resources Inc. (“Solaris”), the Company's interest in Solaris decreased to 19.9%. The Company determined that due to the reduction of its interest, the Company no longer had significant influence and discontinued accounting for its interest using the equity method. The Company recognized a gain of $186.1 million on reclassification of its investment (note 5(d)). At December 31, 2021, the Company's investment in Solaris common shares is accounted for as a marketable security measured at FVOCI.
(iii)Functional currency
The functional currency of the Company and each of its subsidiaries and joint operation is the currency of the primary economic environment in which the entity operates. The Company determined the functional currency of the Company and each of its subsidiaries is the US dollar, and the functional currency of Greenstone is the Canadian dollar. Determination of functional currency involves certain judgements about the primary economic environment. The Company will reconsider its functional currency and that of its subsidiaries and joint operation if there is a change in events and conditions that determined the primary economic environment and account for the effects of a change in functional currency prospectively.
(iv)Commencement of commercial production
Until a mine is capable of operating at levels intended by management, costs incurred, other than costs associated with the sale of gold doré produced, and including borrowing costs incurred on qualifying assets, are capitalized as part of the costs of the related mineral properties. Depletion of capitalized costs for mineral properties begins when the mine is capable of operating at levels intended by management. Management considers several factors in determining when a mineral property is capable of operating at levels intended by management. Amongst other quantitative and qualitative factors, throughput, mill grades, recoveries, and for a heap leach operation, stacking rates and irrigation rates, are assessed over a reasonable period to make this determination. The Company determined that Phase 1 of the two-phase development plan at Castle Mountain consisting of a run-of-mine heap leach operation was capable of operating at levels intended by management effective November 21, 2020.
(v)Indicators of impairment
Judgement is required in assessing whether certain factors would be considered an indicator of impairment. The Company considers both external and internal sources of information in assessing whether there are any indications that CGUs may be impaired and, accordingly, whether impairment testing is needed. External sources of information the Company considers include changes in the market, economic and legal environment in which the Company operates that are not within its control and are expected to affect the recoverable amount of CGUs. Internal sources of information the Company considers include the manner in which mineral properties, plant and equipment are being used or are expected to be used and indications of economic performance of the assets. The primary external factors considered are changes in spot and forecast metal prices, changes in laws and regulations and the Company's market capitalization relative to its net asset carrying amount. The primary internal factors considered are the Company's current mine performance against expectations, changes in mineral reserves and resources, life of mine plans and exploration results.
Significant assumptions are used in preparing life of mine plans including forecast metal prices, reserves and resources, mine production, operating costs, capital expenditures, discount rates and foreign exchange rates. These estimates and assumptions are subject to risk and uncertainty, particularly in circumstances where there is a limited operating history of the asset or CGU.
(vi)Income taxes
In determining the Company's income tax expense for the period, management applies judgement in the interpretation of tax legislation in multiple jurisdictions. The Company is subject to tax assessments by various taxation authorities, which may interpret legislation differently. These differences may affect the final amounts or timing of tax payments. The amounts recognized in the consolidated financial statements are based on management's judgements on the application of tax legislation and the probable outcome of tax assessments.
4.    AREAS OF SIGNIFICANT JUDGEMENT AND ESTIMATION UNCERTAINTY (CONTINUED)
(a)Judgements (continued)
(vii)Contingencies
Contingencies are possible assets or liabilities arising from past events that, by their nature, will be resolved only when one or more uncertain future events occur or fail to occur and are not recognized in the consolidated financial statements. Such contingencies include, but are not limited to, environmental obligations, litigation, regulatory proceedings, tax matters and losses resulting from other events. Contingencies are assessed continually to ensure that developments are appropriately reflected in the consolidated financial statements. The assessment of the existence and potential impact of contingencies inherently involves the exercise of significant judgement regarding the outcome of future events and probability of an inflow or outflow of economic benefits.
(b)Key sources of estimation uncertainty
(i)Mineral reserve and mineral resource estimates
The Company estimates its mineral reserves and mineral resources based on information compiled by qualified persons as defined by National Instrument (“NI”) 43-101. Estimates of proven and probable mineral reserves, and measured and indicated mineral resources are used in the calculation of depreciation, depletion and determination, when applicable, of the recoverable amount of CGUs, and for forecasting the timing of reclamation and closure cost expenditures.
There are numerous uncertainties inherent in estimating mineral reserves and resources, and assumptions that are valid at the time of estimation may change significantly when new information becomes available. Changes in forecast commodity prices, foreign exchange rates, operating expense or recovery rates may change the economic status of mineral reserves and resources and may, ultimately, result in mineral reserve and resources estimates being revised. Changes in estimates of mineral reserves and resources could impact depreciation and depletion rates, asset carrying amounts and the provision for reclamation and closure costs.
(ii)Valuation of inventories
Inventories are measured at the lower of weighted average costs and NRV. Weighted average costs include expenditures incurred and depreciation and depletion of assets used in mining and processing activities that are deferred and accumulated as the costs of heap leach ore, stockpiled ore, work-in-process and finished goods inventories. The determination of NRV involves the use of estimates. The NRV of inventories is calculated as the estimated price at the time of eventual sale based on prevailing and forecast metal prices less estimated future costs to convert the inventories into saleable form and associated selling costs.
The Company also makes estimates of recoverable ounces on the leach pads based on quantities of ore placed on the leach pads, the grade of ore placed on the leach pads and an estimated recovery rate. Actual timing and ultimate recovery of gold contained on the leach pads can differ significantly from these estimates. Changes in estimates of recoverable ounces on the leach pads can impact the Company's ability to recover the carrying amount of the inventories and may result in a write-down of inventories.
(iii)Reclamation and closure costs
The Company’s provision for reclamation and closure costs represents management’s best estimate of the present value of the future cash outflows required to settle the liability, which reflects estimates of future costs, inflation, movements in foreign exchange rates and assumptions of risks associated with the future cash outflows, and the applicable risk-free interest rates for discounting the future cash outflows (note 16). Changes in the above estimates and assumptions can result in a change to the provision recognized by the Company.
Changes to the provision for reclamation and closure costs are recognized with a corresponding change to the carrying amounts of related mineral properties, plant and equipment during the period of change. Adjustments to the carrying amounts of related mineral properties, plant and equipment can result in a change to future depletion expense.
4.    AREAS OF SIGNIFICANT JUDGEMENT AND ESTIMATION UNCERTAINTY (CONTINUED)
(b)Key sources of estimation uncertainty (continued)
(iv)Income taxes and value-added taxes receivable
Deferred tax assets and liabilities are measured at the tax rates expected to apply to the periods the assets are realized and the liabilities are settled. In determining the applicable rates to apply, the Company makes estimates of the timing of reversal of temporary differences. The Company also makes estimates of the amounts and timing of future taxable income available against which deductible temporary differences can be utilized. Estimates of future taxable income are based on forecasted results of operations, application of tax legislation and available tax opportunities. The impacts of changes in these estimates are recognized in the period of change.
The Company provides for uncertain income tax treatments based on management's judgement on the probable outcome of tax assessments; the amounts recognized are measured based on the most likely amount or, if there are a wide range of possible outcomes, the expected value of the liability. Adjustments for differences between amounts recognized and final amounts as assessed by the taxation authorities are made during the period such differences are identified.
The Company has receivables from various governments for federal and state value-added taxes (“VAT”). The timing and amount of VAT receivables collectible can be uncertain. Management makes significant estimates in its assessment of recoverability of these receivables. Changes in estimates made can result in the recognition or reversal of impairment losses within net income or loss.
(v)Fair value measurement of derivative financial instruments
The fair value measurement of the Company's derivative financial instruments requires the use of option pricing models or other valuation techniques (note 15).The fair value measurements of the Company's investments in warrants, Equinox Gold share purchase warrants with exercise prices denominated in CAD that are not traded, and Solaris share purchase warrants are based on the use of an option pricing model that uses assumptions related to expected life and share price volatility as inputs. The fair value measurements of gold collar and forward contracts and foreign exchange contracts are based on forward gold prices and forward foreign exchange rates, respectively. The fair value measurement of the production component of the contingent consideration in connection with the Greenstone acquisition is based on forward gold prices and assumptions related to the achievement of production milestones. Changes in assumptions and estimates used could result in changes in the fair values of the derivative financial instruments which are recognized in net income or loss.